SHARE-BASED PAYMENTS - Options granted to non-employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jun. 21, 2017 USD ($) person shares	Jun. 21, 2017 CNY (¥) person shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥) shares
SHARE-BASED PAYMENTS
Share-based compensation costs recognized			$ 45,950	¥ 298,963
Options granted to non-employees | 2008 Plan
SHARE-BASED PAYMENTS
Number of shares options granted | shares	1,500,154	1,500,154
Share-based compensation costs recognized	$ 18,071	¥ 117,578
Number of options
Number of options, Beginning of the year (in shares) | shares			1,500,154	1,500,154
Number of options, Granted (in shares) | shares			166,500	166,500
Number of options, End of the year (in shares) | shares			1,666,654	1,666,654		1,500,154
Vested and expected to vest, End of the year (in shares) | shares			1,666,654						1,666,654
Exercisable, End of the year (in shares) | shares			1,636,529						1,636,529
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)			$ 0.62
Weighted-average exercise price, Granted (in dollars per share)			0.75
Weighted-average exercise price, End of the year (in dollars per share)			0.63		$ 0.62
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)			0.63
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)			0.63
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)			0.91
Weighted-average grant-date fair value, Granted (in dollars per share)			9.05		5.17		$ 3.03
Weighted-average grant-date fair value, End of the year (in dollars per share)			1.72		$ 0.91
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)			1.72
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)			$ 1.67
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)			9 years 9 months 22 days	9 years 9 months 22 days		10 years 11 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)			9 years 9 months 22 days	9 years 9 months 22 days
Weighted-average remaining contractual term, Exercisable at end of the year (in years)			9 years 8 months 27 days	9 years 8 months 27 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $			$ 13,907		$ 1,057
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $			13,907
Aggregate intrinsic Value, Exercisable at end of the year | $			$ 13,659
Intrinsic value of options exercised | ¥				¥ 0		¥ 0
Number of options, Exercised (in shares) | shares			0	0		0
Weighted average grant-date fair value of equity awards granted			$ 9.05		$ 5.17		$ 3.03
Total fair value of the equity awards vested			$ 18,137	¥ 118,002		¥ 0		¥ 0
Number of unvested share options | shares			30,125						30,125
Unrecognized share-based compensation expenses of unvested and vested but not exercisable			$ 104						¥ 680
Estimated weighted-average amortization period			2 years 6 months 15 days	2 years 6 months 15 days
Options granted to non-employees | 2008 Plan | External consultant
SHARE-BASED PAYMENTS
Number of shares options granted | shares	50,000	50,000
Number of external consultants | person	1	1
Restricted Shares | 2017 Plan
Number of options
Number of options, Granted (in shares) | shares			38,500	38,500
Number of options, End of the year (in shares) | shares			38,500	38,500
Vested and expected to vest, End of the year (in shares) | shares			38,500						38,500
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Granted (in dollars per share)			$ 10.19
Weighted-average grant-date fair value, End of the year (in dollars per share)			10.19
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)			10.19
Aggregate intrinsic Value
Weighted average grant-date fair value of equity awards granted			$ 10.19
Unrecognized share-based compensation expenses of unvested and vested but not exercisable			$ 397						¥ 2,586
Estimated weighted-average amortization period			3 years 10 months 28 days	3 years 10 months 28 days